ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.7%
Biotechnology	4.5%
Corteva Inc.		900,435	$51,288,778
Commercial Services	5.5%
RB Global Inc.		570,883	51,499,355
TransUnion		110,319	10,227,675
			61,727,030
Cosmetics/Personal Care	6.8%
Estée Lauder Cos. Inc. - Class A		436,919	32,760,187
Kenvue Inc.		1,125,429	24,027,909
Unilever PLC		348,469	19,809,574
			76,597,670
Diversified Financials	4.8%
Intercontinental Exchange Inc.		360,418	53,705,886
Entertainment	11.8%
Live Nation Entertainment Inc.(a)		281,432	36,445,444
TKO Group Holdings Inc.(a)		276,506	39,294,268
Warner Music Group Corp. - Class A		1,837,842	56,973,102
			132,712,814
Healthcare Products	3.0%
Solventum Corp.(a)		504,036	33,296,618
Household Products/Wares	3.4%
Reckitt Benckiser Group PLC		635,501	38,450,562
Insurance	3.4%
Aon PLC - Class A		107,917	38,759,470
Internet Software & Services	9.0%
eBay Inc.		646,337	40,040,577
Zillow Group Inc. - Class A(a)		112,290	7,955,746
Zillow Group Inc. - Class C(a)		726,817	53,820,799
			101,817,122
Media	11.0%
Fox Corp. - Class A		1,090,656	52,984,068
Fox Corp. - Class B		287,089	13,131,451
News Corp. - Class A		1,431,774	39,431,056
News Corp. - Class B		594,041	18,076,668
			123,623,243
Pharmaceuticals	12.0%
Bristol Myers Squibb Co.		929,610	52,578,742
Johnson & Johnson		317,832	45,964,864
Novartis AG - REG		370,728	36,233,346
			134,776,952
Software	9.7%
Aspen Technology Inc.(a)		161,822	40,395,626

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electronic Arts Inc.		229,805	$33,620,471
Oracle Corp.		211,187	35,192,202
			109,208,299
Textiles, Apparel & Luxury Goods	1.7%
Cie Financière Richemont S.A - Class A - REG		129,456	19,670,522
Tobacco	7.7%
British American Tobacco PLC		804,214	28,995,712
Philip Morris International Inc.		478,873	57,632,366
			86,628,078
Toys/Games/Hobbies	3.4%
Nintendo Co. Ltd.		651,670	38,368,368
TOTAL COMMON STOCKS (Cost $735,954,134)			1,100,631,412
TOTAL INVESTMENTS (Cost $735,954,134)	97.7%		1,100,631,412
NET OTHER ASSETS (LIABILITIES)	2.3%		25,863,095
NET ASSETS	100.0%		$1,126,494,507

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2024, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	73.6%
United Kingdom	7.7
Switzerland	5.0
Canada(b)	4.6
Ireland(b)	3.4
Japan	3.4
Total	97.7%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus.